Liberty All-Star® Growth Fund	Schedule of Investments

March 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (98.70%)
COMMUNICATION SERVICES (2.94%)
Entertainment (1.73%)
Netflix, Inc.(a)	6,073	$3,688,315
Take-Two Interactive Software, Inc.(a)	17,500	2,598,575
		6,286,890
Interactive Media & Services (1.21%)
Alphabet, Inc., Class C(a)	28,879	4,397,117

CONSUMER DISCRETIONARY (10.92%)
Broadline Retail (3.65%)
Amazon.com, Inc.(a)	44,169	7,967,204
Ollie's Bargain Outlet Holdings, Inc.(a)	53,154	4,229,464
Savers Value Village, Inc.(a)	53,430	1,030,130
		13,226,798
Distributors (0.78%)
Pool Corp.	7,000	2,824,500

Hotels, Restaurants & Leisure (3.60%)
Darden Restaurants, Inc.	19,500	3,259,425
Planet Fitness, Inc., Class A	17,484	1,095,023
Starbucks Corp.	36,540	3,339,390
Wingstop, Inc.	3,634	1,331,498
Yum! Brands, Inc.	29,206	4,049,412
		13,074,748
Leisure Products (0.09%)
Latham Group, Inc.(a)	78,888	312,397

Specialty Retail (1.70%)
Ulta Beauty, Inc.	6,250	3,268,000
Valvoline, Inc.(a)	65,000	2,897,050
		6,165,050
Textiles, Apparel & Luxury Goods (1.10%)
Deckers Outdoor Corp.(a)	4,250	4,000,355

CONSUMER STAPLES (1.79%)
Consumer Staples Distribution & Retail (0.88%)
Casey's General Stores, Inc.	10,000	3,184,500

Household Products (0.79%)
Church & Dwight Co., Inc.	27,500	2,868,525

See Notes to Schedule of Investments.

First Quarter Report (Unaudited) | March 31, 2024	7

Liberty All-Star® Growth Fund	Schedule of Investments

March 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Personal Care Products (0.12%)
Oddity Tech, Ltd.(a)	10,187	$442,625

ENERGY (1.30%)
Energy Equipment & Services (1.30%)
ChampionX Corp.	95,000	3,409,550
Core Laboratories, Inc.	47,484	811,027
Dril-Quip, Inc.(a)	22,621	509,651
		4,730,228
FINANCIALS (13.20%)
Capital Markets (6.56%)
FactSet Research Systems, Inc.	7,000	3,180,730
Hamilton Lane, Inc., Class A	34,521	3,892,588
MSCI, Inc.	7,178	4,022,910
Raymond James Financial, Inc.	22,500	2,889,450
S&P Global, Inc.	10,556	4,491,050
StepStone Group, Inc., Class A	148,983	5,324,653
		23,801,381
Consumer Finance (1.30%)
American Express Co.	17,090	3,891,222
Upstart Holdings, Inc.(a)	30,440	818,532
		4,709,754
Financial Services (2.97%)
Corpay, Inc.(a)	9,939	3,066,579
Flywire Corp.(a)	66,215	1,642,794
Visa, Inc., Class A	21,717	6,060,780
		10,770,153
Insurance (2.37%)
Aon PLC, Class A	12,845	4,286,634
Brown & Brown, Inc.	36,000	3,151,440
Palomar Holdings, Inc.(a)	13,933	1,168,003
		8,606,077
HEALTH CARE (21.94%)
Biotechnology (2.72%)
ACADIA Pharmaceuticals, Inc.(a)	132,409	2,448,242
Natera, Inc.(a)	62,956	5,757,956
Ultragenyx Pharmaceutical, Inc.(a)	35,660	1,664,965
		9,871,163
Health Care Equipment & Supplies (7.03%)
Cooper Cos., Inc.	30,000	3,043,800
Glaukos Corp.(a)	51,748	4,879,319

See Notes to Schedule of Investments.

8	www.all-starfunds.com

Liberty All-Star® Growth Fund	Schedule of Investments

March 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Hologic, Inc.(a)	32,500	$2,533,700
Inmode, Ltd.(a)	26,918	581,698
Inogen, Inc.(a)	41,696	336,487
Inspire Medical Systems, Inc.(a)	12,105	2,600,033
iRhythm Technologies, Inc.(a)	13,756	1,595,696
Nevro Corp.(a)	124,271	1,794,473
ResMed, Inc.	14,000	2,772,420
STERIS PLC	12,500	2,810,250
Tandem Diabetes Care, Inc.(a)	71,703	2,539,003
		25,486,879
Health Care Providers & Services (4.10%)
Agiliti, Inc.	89,509	905,831
NeoGenomics, Inc.(a)	135,839	2,135,389
Progyny, Inc.(a)	133,651	5,098,785
UnitedHealth Group, Inc.	10,874	5,379,368
US Physical Therapy, Inc.	12,148	1,371,145
		14,890,518
Health Care Technology (0.28%)
Definitive Healthcare Corp.(a)	127,639	1,030,047

Life Sciences Tools & Services (6.68%)
Bruker Corp.	35,000	3,287,900
Charles River Laboratories International, Inc.(a)	10,500	2,844,975
Danaher Corp.	20,633	5,152,473
IQVIA Holdings, Inc.(a)	13,863	3,505,814
Mettler-Toledo International, Inc.(a)	2,150	2,862,274
Thermo Fisher Scientific, Inc.	6,249	3,631,981
West Pharmaceutical Services, Inc.	7,500	2,967,825
		24,253,242
Pharmaceuticals (1.13%)
Novo Nordisk A/S(b)	31,850	4,089,540

INDUSTRIALS (18.13%)
Aerospace & Defense (1.09%)
AAR Corp.(a)	31,952	1,912,966
Cadre Holdings, Inc.	19,177	694,208
Kratos Defense & Security Solutions, Inc.(a)	73,621	1,353,154
		3,960,328
Commercial Services & Supplies (4.44%)
Casella Waste Systems, Inc., Class A(a)	66,906	6,614,996
CECO Environmental Corp.(a)	20,982	483,006

See Notes to Schedule of Investments.

First Quarter Report (Unaudited) | March 31, 2024	9

Liberty All-Star® Growth Fund	Schedule of Investments

March 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Copart, Inc.	65,000	$3,764,800
Montrose Environmental Group, Inc.(a)	67,190	2,631,832
Waste Management, Inc.	12,168	2,593,609
		16,088,243
Construction & Engineering (1.98%)
EMCOR Group, Inc.	13,250	4,640,150
WillScot Mobile Mini Holdings Corp.(a)	55,000	2,557,500
		7,197,650
Electrical Equipment (1.09%)
nVent Electric PLC	52,500	3,958,500

Ground Transportation (2.84%)
Canadian Pacific Kansas City, Ltd.	51,083	4,503,988
RXO, Inc.(a)	78,624	1,719,507
Saia, Inc.(a)	7,000	4,095,000
		10,318,495
Machinery (2.09%)
Crane Co.	32,500	4,391,725
Watts Water Technologies, Inc., Class A	15,000	3,188,250
		7,579,975
Professional Services (1.77%)
Booz Allen Hamilton Holding Corp.	25,000	3,711,000
NV5 Global, Inc.(a)	2,121	207,879
Paycom Software, Inc.	12,500	2,487,625
		6,406,504
Trading Companies & Distributors (2.83%)
SiteOne Landscape Supply, Inc.(a)	31,011	5,412,970
Transcat, Inc.(a)	41,229	4,594,147
Xometry, Inc., Class A(a)	14,974	252,911
		10,260,028
INFORMATION TECHNOLOGY (22.37%)
Electronic Equipment, Instruments & Components (2.51%)
Fabrinet	13,000	2,457,260
Keysight Technologies, Inc.(a)	15,000	2,345,700
Novanta, Inc.(a)	8,578	1,499,177
Teledyne Technologies, Inc.(a)	6,500	2,790,580
		9,092,717
IT Services (0.77%)
Globant SA(a)	3,673	741,579
Perficient, Inc.(a)	36,649	2,062,972
		2,804,551

See Notes to Schedule of Investments.

10	www.all-starfunds.com

Liberty All-Star® Growth Fund	Schedule of Investments

March 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (3.71%)
Entegris, Inc.	20,000	$2,810,800
Impinj, Inc.(a)	18,454	2,369,678
Monolithic Power Systems, Inc.	5,500	3,725,810
NVIDIA Corp.	4,137	3,738,028
SiTime Corp.(a)	8,873	827,230
		13,471,546
Software (15.38%)
Agilysys, Inc.(a)	9,255	779,826
Autodesk, Inc.(a)	13,910	3,622,442
DoubleVerify Holdings, Inc.(a)	90,000	3,164,400
Dynatrace, Inc.(a)	45,000	2,089,800
Intapp, Inc.(a)	42,143	1,445,505
Intuit, Inc.	6,463	4,200,950
Microsoft Corp.	18,710	7,871,671
nCino, Inc.(a)	40,906	1,529,066
Qualys, Inc.(a)	18,000	3,003,660
Salesforce, Inc.	13,050	3,930,399
ServiceNow, Inc.(a)	3,799	2,896,358
Sprout Social, Inc.(a)	34,355	2,051,337
SPS Commerce, Inc.(a)	47,242	8,735,046
Vertex, Inc., Class A(a)	195,947	6,223,277
Workday, Inc., Class A(a)	15,651	4,268,810
		55,812,547
MATERIALS (3.60%)
Chemicals (1.97%)
Ecolab, Inc.	16,788	3,876,349
Sherwin-Williams Co.	9,406	3,266,986
		7,143,335
Containers & Packaging (1.63%)
Avery Dennison Corp.	14,000	3,125,500
Ball Corp.	41,432	2,790,860
		5,916,360
REAL ESTATE (2.51%)
Real Estate Management & Development (1.76%)
FirstService Corp.	38,449	6,374,844

See Notes to Schedule of Investments.

First Quarter Report (Unaudited) | March 31, 2024	11

Liberty All-Star® Growth Fund	Schedule of Investments

March 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Specialized REITs (0.75%)
Equinix, Inc.	3,291	$2,716,161

TOTAL COMMON STOCKS
(COST OF $233,268,660)		358,124,271

SHORT TERM INVESTMENTS (1.13%)
MONEY MARKET FUND (1.13%)
State Street Institutional US Government Money Market Fund, Premier Class, 5.27%(c)
(COST OF $4,087,929)	4,087,929	4,087,929

TOTAL SHORT TERM INVESTMENTS
(COST OF $4,087,929)		4,087,929

TOTAL INVESTMENTS (99.83%)
(COST OF $237,356,589)		362,212,200

OTHER ASSETS IN EXCESS OF LIABILITIES (0.17%)		611,806

NET ASSETS (100.00%)		$362,824,006

NET ASSET VALUE PER SHARE
(59,676,723 SHARES OUTSTANDING)		$6.08

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Rate reflects seven-day effective yield on March 31, 2024.

See Notes to Schedule of Investments.

12	www.all-starfunds.com

Liberty All-Star® Growth Fund	Notes to Schedule of Investments

March 31, 2024 (Unaudited)

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Cash collateral from securities lending activity is reinvested in the State Street Navigator Securities Lending Government Money Market Portfolio (“State Street Navigator”), a registered investment company under the Investment Company Act of 1940 (the “1940 Act”), which operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. Shares of registered investment companies are valued daily at that investment company’s net asset value (“NAV”) per share.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Directors (the "Board"). The Board has designated ALPS Advisors, Inc. (the “Advisor”) as the Fund’s Valuation Designee. The Valuation Designee is responsible for determining fair value in good faith for all Fund investments, subject to oversight by the Board. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the security will be valued by the Fund’s Valuation Committee using fair valuation procedures established by the Valuation Designee. Examples of potentially significant events that could materially impact a Fund’s NAV include, but are not limited to: single issuer events such as corporate actions, reorganizations, mergers, spin-offs, liquidations, acquisitions and buyouts; corporate announcements on earnings or product offerings; regulatory news; and litigation and multiple issuer events such as governmental actions; natural disasters or armed conflicts that affect a country or a region; or significant market fluctuations. Potential significant events are monitored by the Advisor, Sub-Advisers and/or the Valuation Committee through independent reviews of market indicators, general news sources and communications from the Fund’s custodian. As of March 31, 2024, the Fund held no securities that were fair valued.

Security Transactions

Security transactions are recorded on trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Once the REIT reports annually the tax character of its distributions, the Fund revises its estimates. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

First Quarter Report (Unaudited) | March 31, 2024	13

Liberty All-Star® Growth Fund	Notes to Schedule of Investments

March 31, 2024 (Unaudited)

Lending of Portfolio Securities

The Fund may lend its portfolio securities only to borrowers that are approved by the Fund’s securities lending agent, State Street Bank & Trust Co. (“SSB”). The Fund will limit such lending to not more than 20% of the value of its total assets. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollar only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, or by irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of no less than 105% of the market value for all other securities. The collateral is maintained thereafter, at a market value equal to no less than 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash collateral received is reinvested in State Street Navigator. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Schedule of Investments as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received. The Fund had no securities on loan as of March 31, 2024.

Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities that are valued based on unadjusted quoted prices in active markets are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

14	www.all-starfunds.com

Liberty All-Star® Growth Fund	Notes to Schedule of Investments

March 31, 2024 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$358,124,271	$–	$–	$358,124,271
Short Term Investments	4,087,929	–	–	4,087,929
Total	$362,212,200	$–	$–	$362,212,200

*	See Schedule of Investments for industry classifications.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value during the period.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Directors and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

First Quarter Report (Unaudited) | March 31, 2024	15

Liberty All-Star® Growth Fund	Notes to Schedule of Investments

March 31, 2024 (Unaudited)

Maryland Statutes

By resolution of the Board of Directors, the Fund has opted into the Maryland Control Share Acquisition Act and the Maryland Business Combination Act. In general, the Maryland Control Share Acquisition Act provides that “control shares” of a Maryland corporation acquired in a control share acquisition may not be voted except to the extent approved by shareholders at a meeting by a vote of two-thirds of the votes entitled to be cast on the matter (excluding shares owned by the acquirer and by officers or directors who are employees of the corporation). “Control shares” are voting shares of stock which, if aggregated with all other shares of stock owned by the acquirer or in respect of which the acquirer is able to exercise or direct the exercise of voting power (except solely by virtue of a revocable proxy), would entitle the acquirer to exercise voting power in electing directors within certain statutorily defined ranges (one-tenth but less than one-third, one-third but less than a majority, and more than a majority of the voting power). In general, the Maryland Business Combination Act prohibits an interested shareholder (a shareholder that holds 10% or more of the voting power of the outstanding stock of the corporation) of a Maryland corporation from engaging in a business combination (generally defined to include a merger, consolidation, share exchange, sale of a substantial amount of assets, a transfer of the corporation’s securities and similar transactions to or with the interested shareholder or an entity affiliated with the interested shareholder) with the corporation for a period of five years after the most recent date on which the interested shareholder became an interested shareholder. At the time of adoption, March 19, 2009, the Board and the Fund were not aware of any shareholder that held control shares or that was an interested shareholder under the statutes. A January 2023 Memorandum of Decision and Order issued by a Massachusetts Superior Court judge has held that a by-laws provision limiting the ability of shareholders to vote shares in excess of a specified amount is not permissible under the Investment Company Act of 1940. As a result of this decision, there is some uncertainty whether a registered investment company such as the Fund may rely on the Maryland Business Control Share Acquisition Act.

16	www.all-starfunds.com

Liberty All-Star® Growth Fund	Description of Lipper Benchmark and Market Indices

March 31, 2024 (Unaudited)

Dow Jones Industrial Average

A price-weighted measure of 30 U.S. blue-chip companies.

Lipper Multi-Cap Growth Mutual Fund Average

The average of funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap growth funds typically have above-average characteristics compared to the S&P SuperComposite 1500® Index.

NASDAQ Composite Index

Measures all NASDAQ domestic and international based common type stocks listed on the NASDAQ Stock Market.

Russell 3000® Growth Index

Measures the performance of those Russell 3000® companies with lower book-to-price ratios and higher growth values. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 96% of the investable U.S. equity market.

Russell Top 200® Growth Index

Measures the performance of those Russell Top 200® companies with lower book-to-price-ratios and higher growth values. The Russell Top 200® Index measures the performance of the 200 largest companies in the Russell 3000® Index.

Russell 1000® Growth Index (Largecap)

Measures the performance of those Russell 1000® companies with lower book-to-price-ratios and higher growth values. The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index.

Russell Midcap® Growth Index

Measures the performance of those Russell Midcap® companies with lower book-to-price-ratios and higher growth values. The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index.

Russell 2000® Growth Index (Smallcap)

Measures the performance of those Russell 2000® companies with lower book-to-price-ratios and higher growth values. The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index.

Russell Growth Average

The average of the Russell Top 200®, Midcap® and 2000® Growth Indices.

S&P 500® Index

A large cap U.S. equities index that includes 500 leading companies and represents approximately 80% of the total domestic U.S. equity market capitalization.

An investor cannot invest directly in an index.

First Quarter Report (Unaudited) | March 31, 2024	17